Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Energy Portfolio - VIP Energy Portfolio - Initial Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(20.54%)
Annual Return 2016	33.84%
Annual Return 2017	(2.47%)
Annual Return 2018	(24.58%)
Annual Return 2019	10.08%
Annual Return 2020	(32.76%)
Annual Return 2021	55.35%
Annual Return 2022	63.18%
Annual Return 2023	0.98%
Annual Return 2024	4.30%